Debt	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Debt
Note 12. Debt
The following table summarizes outstanding debt balances as of December 31, 2022 and December 31, 2021 (in thousands):

Instrument	Date of Issuance	Maturity Date	Effective interest rate	December 31, 2022	December 31, 2021
Genius Sports Italy Srl Mortgage	December 2010	December 2025	2.5%	$62	$88
Promissory Notes	January 2022	January 2023 to January 2024	4.7%	14,431	—

				$14,493	$88
Less current portion of debt				(7,405)	(23)

Non-current portion of debt				$7,088	$65

Genius Sports Italy Srl Mortgage
On December 1, 2010, Genius Sports entered into a loan agreement in Euros for €0.3 million, equivalent to $0.1 million as of December 31, 2022, to be paid in accordance with the quarterly floating rate amortization schedule over the course of the loan.
Promissory Notes
As part of the equity investment in CFL Ventures, the Company issued two promissory notes, denominated in Canadian Dollars, with an aggregate face value of $20.0 million Canadian Dollars, equivalent to $14.4 million as of December 31, 2022. The Company has determined an effective interest rate of 4.7%. The promissory notes incur no cash interest, and mature on January 1, 2023 and January 1, 2024. As of December 31, 2022, the estimated fair value of the promissory notes approximates the carrying value.
Secured Overdraft Facility
The Company has access to short-term borrowings and lines of credit. The Company’s main facility is a £0.2 million secured overdraft facility with Barclays Bank PLC, which incurs a variable interest rate of 4.0% over the Bank of England rate. As of December 31, 2022 and December 31, 2021, the Company had no outstanding borrowings under its lines of credit.

Interest Expense
Interest expense was $1.5 million, $3.4 million, and $8.0 million for the years ended December 31, 2022, 2021 and 2020, respectively.

Debt
Maturities
Expected future payments for all borrowings as of December 31, 2022 are as follows:

Fiscal Period:	(in thousands)
2023	$7,405
2024	7,070
2025	18
2026	—
2027	—
Thereafter	—

Total payment outstanding	$14,493